Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.31863%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,140,296.39

Principal:
Principal Collections	$23,365,672.88
Prepayments in Full	$14,001,345.08
Liquidation Proceeds	$473,492.98
Recoveries	$101,837.21
Sub Total	$37,942,348.15
Collections	$40,082,644.54

Purchase Amounts:
Purchase Amounts Related to Principal	$228,004.88
Purchase Amounts Related to Interest	$925.89
Sub Total	$228,930.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,311,575.31

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,311,575.31
Servicing Fee	$702,799.75	$702,799.75	$0.00	$0.00	$39,608,775.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,608,775.56
Interest - Class A-2a Notes	$2,468.25	$2,468.25	$0.00	$0.00	$39,606,307.31
Interest - Class A-2b Notes	$60.75	$60.75	$0.00	$0.00	$39,606,246.56
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$38,467,952.39
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$38,088,498.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,088,498.64
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$37,965,332.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,965,332.97
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$37,876,987.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,876,987.14
Regular Principal Payment	$34,781,728.40	$34,781,728.40	$0.00	$0.00	$3,095,258.74
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,095,258.74
Residual Released to Depositor	$0.00	$3,095,258.74	$0.00	$0.00	$0.00
Total		$40,311,575.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,781,728.40
Total					$34,781,728.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$1,065,432.46	$2.21	$2,468.25	$0.01	$1,067,900.71	$2.22
Class A-2b Notes	$221,402.36	$2.21	$60.75	$0.00	$221,463.11	$2.21
Class A-3 Notes	$33,494,893.58	$68.17	$1,138,294.17	$2.32	$34,633,187.75	$70.49
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$34,781,728.40	$21.32	$1,731,788.42	$1.06	$36,513,516.82	$22.38

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$1,065,432.46	0.0022140	$0.00	0.0000000
Class A-2b Notes	$221,402.36	0.0022140	$0.00	0.0000000
Class A-3 Notes	$491,350,000.00	1.0000000	$457,855,106.42	0.9318309
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$733,966,834.82	0.4498311	$699,185,106.42	0.4285141

Pool Information
Weighted Average APR	3.077%	3.067%
Weighted Average Remaining Term	40.29	39.46
Number of Receivables Outstanding	40,356	39,436
Pool Balance	$843,359,699.10	$804,759,247.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$775,171,199.22	$739,810,464.05
Pool Factor	0.4720211	0.4504168

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$64,948,783.82
Targeted Overcollateralization Amount	$105,574,141.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$105,574,141.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$531,935.41
(Recoveries)		61	$101,837.21
Net Loss for Current Collection Period			$430,098.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6120%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4068%
Second Prior Collection Period			0.3908%
Prior Collection Period			0.7896%
Current Collection Period			0.6263%
Four Month Average (Current and Prior Three Collection Periods)			0.5534%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,017	$10,151,543.40
(Cumulative Recoveries)			$1,032,847.73
Cumulative Net Loss for All Collection Periods			$9,118,695.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5104%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,032.99
Average Net Loss for Receivables that have experienced a Realized Loss			$4,520.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.15%	376	$9,284,119.44
61-90 Days Delinquent	0.14%	41	$1,146,939.57
91-120 Days Delinquent	0.04%	15	$351,052.77
Over 120 Days Delinquent	0.05%	16	$422,637.98
Total Delinquent Receivables	1.39%	448	$11,204,749.76

Repossession Inventory:
Repossessed in the Current Collection Period		23	$593,312.48
Total Repossessed Inventory		53	$1,428,981.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1724%
Prior Collection Period			0.1735%
Current Collection Period			0.1826%
Three Month Average			0.1761%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2387%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer